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
THE DIRECTOR M (SERIES I)                               FILE NO. 333-119414
DIRECTOR M PLATINUM (SERIES I)                          FILE NO. 333-119414
AMSOUTH VARIABLE ANNUITY M (SERIES I)                   FILE NO. 333-119414
THE DIRECTOR M SELECT (SERIES I)                        FILE NO. 333-119414
THE HUNTINGTON DIRECTOR M (SERIES I)                    FILE NO. 333-119414
FIFTH THIRD DIRECTOR M (SERIES I)                       FILE NO. 333-119414
WELLS FARGO DIRECTOR M (SERIES I)                       FILE NO. 333-119414
CLASSIC DIRECTOR M (SERIES I)                           FILE NO. 333-119414
DIRECTOR M ULTRA (SERIES I)                             FILE NO. 333-119414
DIRECTOR M ACCESS (SERIES I)                            FILE NO. 333-119419
THE DIRECTOR M EDGE (SERIES I)                          FILE NO. 333-119415
THE DIRECTOR M PLUS (SERIES I)                          FILE NO. 333-119422
AMSOUTH VARIABLE ANNUTY M PLUS (SERIES I)               FILE NO. 333-119422
THE DIRECTOR M SELECT PLUS (SERIES I)                   FILE NO. 333-119422
THE DIRECTOR M OUTLOOK (SERIES I)                       FILE NO. 333-119417
DIRECTOR M PLATINUM OUTLOOK (SERIES I)                  FILE NO. 333-119417
AMSOUTH VARIABLE ANNUTY M OUTLOOK (SERIES I)            FILE NO. 333-119417
THE DIRECTOR M SELECT OUTLOOK (SERIES I)                FILE NO. 333-119417
HUNTINGTON DIRECTOR M OUTLOOK (SERIES I)                FILE NO. 333-119417
WELLS FARGO DIRECTOR M OUTLOOK (SERIES I)               FILE NO. 333-119417
CLASSIC DIRECTOR M OUTLOOK (SERIES I)                   FILE NO. 333-119417

                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY

   SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006

              SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE SUB-SECTION ENTITLED "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" IS DELETED.

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE FIRST SENTENCE OF THE SIXTH PARAGRAPH UNDER THE SUB-SECTION ENTITLED "IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?" IS DELETED AND REPLACED WITH THE
FOLLOWING:

     IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE.

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE LAST SENTENCE OF THE LAST PARAGRAPH UNDER THE SUB-SECTION ENTITLED "IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?" IS DELETED.

IN "SECTION 8.b. STATE VARIATIONS," THE FIRST PARAGRAPH UNDER THE STATE OF MASSACHUSETTS IS DELETED AND REPLACED WITH THE FOLLOWING:

MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or until the third Contract Anniversary, whichever is later, for Core Contracts, and until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later, for Outlook Contracts.

IN "SECTION 8.b. STATE VARIATIONS," THE THIRD PARAGRAPH UNDER THE STATE OF NEW YORK IS DELETED AND REPLACED WITH THE FOLLOWING:

For Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.

IN "SECTION 8.b. STATE VARIATIONS," THE FIRST PARAGRAPH UNDER THE STATE OF OREGON IS DELETED AND REPLACED WITH THE FOLLOWING:

OREGON -- We will accept subsequent Premium Payments during the first three Contract Years for Core and Plus Contracts and six years for Outlook Contracts.

IN "SECTION 8.b. STATE VARIATIONS," THE FOLLOWING PARAGRAPH SHOULD BE ADDED:

ALABAMA, MARYLAND, MASSACHUSETTS AND OREGON -- The Annuity Commencement Date for Plus Contracts is the later of age 90 or 12 years from the date of Contract issuance.

UNDER APPENDIX I, THE ASSUMED AGE OF THE COVERED LIFE IN EXAMPLES 11 AND 12 UNDER THE EXAMPLES FOR "THE HARTFORD'S LIFETIME INCOME FOUNDATION" AND "THE HARTFORD'S LIFETIME INCOME BUILDER II" IS 74.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6042